Income Taxes - Components of Income Tax Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Federal
Current	$ 1,203	$ 1,146	$ 1,162
Deferred	469	(291)	166
Federal income tax	1,672	855	1,328
State
Current	398	355	379
Deferred	111	(144)	(59)
State income tax	509	211	320
Applicable income taxes	$ 2,181	$ 1,066	$ 1,648